Long-term debt and finance leases - Amortised cost summary (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Long-term debt
Unamortised loan costs	R (588)	R (777)
Total long-term debt	137,339	109,454	R 81,405
Secured debt, preference shares and finance leases
Long-term debt
Long-term debt, before unamortised costs	14,372	77,718
Secured Debt
Long-term debt
Long-term debt, before unamortised costs	6,602	62,601
Preference shares
Long-term debt
Long-term debt, before unamortised costs		7,493
Finance leases
Long-term debt
Long-term debt, before unamortised costs	7,770	7,624
Unsecured debt
Long-term debt
Long-term debt, before unamortised costs	R 123,555	R 32,513